Performance Management	Oct. 31, 2024
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class F-2 shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 23.42% (quarter ended June 30, 2020)

Lowest -19.94% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2024, was 16.67%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	16.67%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	23.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(19.94%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 — Before taxes	5/18/2012	24.39%	11.45%	8.05%	10.50%
— After taxes on distributions		24.12	10.53	7.07	N/A
— After taxes on distributions and sale of fund shares		14.76	9.07	6.36	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	5/18/2012	16.93%	9.85%	7.16%	9.68%
C	5/18/2012	22.15	10.33	7.14	9.66
F-1	5/18/2012	24.10	11.15	7.77	10.22
F-3	1/27/2017	24.58	11.57	N/A	10.04
529-A (with maximum sales charge)	5/18/2012	19.72	10.33	7.36	9.86
529-C	5/18/2012	22.06	10.28	7.31	9.81
529-E	5/18/2012	23.73	10.89	7.49	9.94
529-F-1	5/18/2012	24.33	11.37	7.98	10.43
529-F-2	10/30/2020	24.43	N/A	N/A	7.42
529-F-3	10/30/2020	24.48	N/A	N/A	7.49
ABLE-A	7/13/2018	19.92	10.48	N/A	6.80
ABLE-F-2	10/30/2020	24.47	N/A	N/A	7.50
R-1	5/18/2012	23.31	10.44	7.03	9.46
R-2	5/18/2012	23.23	10.37	6.99	9.43
R-2E	8/29/2014	23.55	10.68	N/A	7.46
R-3	5/18/2012	23.75	10.85	7.46	9.91
R-4	5/18/2012	24.12	11.19	7.80	10.25
R-5E	11/20/2015	24.37	11.41	N/A	9.22
R-5	5/18/2012	24.49	11.52	8.11	10.56
R-6	5/18/2012	24.56	11.56	8.17	10.60

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	22.20%	11.72%	7.93%	10.04%

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Performance Availability Website Address [Text]	capitalgroup.com
American Funds Growth Portfolio | American Funds Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class F-2 shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 23.47% (quarter ended June 30, 2020)

Lowest -19.29% (quarter ended June 30, 2022)

The fund's total return for the nine months ended September 30, 2024, was 18.96%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	18.96%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	23.47%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(19.29%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 — Before taxes	5/18/2012	29.12%	12.51%	9.41%	11.82%
— After taxes on distributions		28.58	11.24	8.24	N/A
— After taxes on distributions and sale of fund shares		17.65	9.85	7.45	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	5/18/2012	21.31%	10.89%	8.51%	10.99%
C	5/18/2012	26.76	11.38	8.48	10.96
F-1	5/18/2012	28.77	12.22	9.12	11.53
F-3	1/27/2017	29.19	12.63	N/A	10.86
529-A (with maximum sales charge)	5/18/2012	24.13	11.37	8.71	11.17
529-C	5/18/2012	26.68	11.33	8.66	11.12
529-E	5/18/2012	28.43	11.93	8.84	11.24
529-F-1	5/18/2012	29.00	12.42	9.33	11.74
529-F-2	10/30/2020	29.08	N/A	N/A	9.32
529-F-3	10/30/2020	29.09	N/A	N/A	9.39
ABLE-A	7/13/2018	24.39	11.53	N/A	7.83
ABLE-F-2	10/30/2020	29.14	N/A	N/A	9.43
R-1	5/18/2012	27.82	11.40	8.33	10.72
R-2	5/18/2012	27.82	11.41	8.33	10.73
R-2E	8/29/2014	28.24	11.73	N/A	8.66
R-3	5/18/2012	28.37	11.90	8.81	11.21
R-4	5/18/2012	28.80	12.25	9.15	11.56
R-5E	11/20/2015	29.03	12.46	N/A	10.35
R-5	5/18/2012	29.17	12.56	9.46	11.88
R-6	5/18/2012	29.20	12.61	9.52	11.92

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	26.29%	15.69%	12.03%	14.04%
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	15.62	7.08	3.83	6.15

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Performance Availability Website Address [Text]	capitalgroup.com
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class F-2 shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 16.33% (quarter ended June 30, 2020)

Lowest -15.22% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2024, was 15.55%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	15.55%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	16.33%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(15.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 — Before taxes	5/18/2012	19.05%	10.75%	8.01%	9.72%
— After taxes on distributions		18.10	9.44	6.80	N/A
— After taxes on distributions and sale of fund shares		11.77	8.37	6.24	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	5/18/2012	11.94%	9.21%	7.14%	8.92%
C	5/18/2012	16.85	9.68	7.12	8.90
F-1	5/18/2012	18.70	10.47	7.73	9.44
F-3	1/27/2017	19.13	10.87	N/A	9.13
529-A (with maximum sales charge)	5/18/2012	14.54	9.67	7.33	9.09
529-C	5/18/2012	16.80	9.63	7.30	9.05
529-E	5/18/2012	18.36	10.21	7.46	9.16
529-F-1	5/18/2012	18.92	10.68	7.93	9.64
529-F-2	10/30/2020	19.03	N/A	N/A	9.49
529-F-3	10/30/2020	19.06	N/A	N/A	9.56
ABLE-A	7/13/2018	14.69	9.80	N/A	7.08
ABLE-F-2	10/30/2020	19.08	N/A	N/A	9.58
R-1	5/18/2012	17.82	9.66	6.94	8.64
R-2	5/18/2012	17.86	9.69	6.95	8.65
R-2E	8/29/2014	18.22	9.99	N/A	7.04
R-3	5/18/2012	18.33	10.15	7.42	9.12
R-4	5/18/2012	18.67	10.48	7.75	9.47
R-5E	11/20/2015	18.93	10.70	N/A	8.82
R-5	5/18/2012	19.06	10.80	8.05	9.77
R-6	5/18/2012	19.16	10.87	8.12	9.82

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	26.29%	15.69%	12.03%	14.04%
Bloomberg Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.72	–0.32	0.38	0.35
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	15.62	7.08	3.83	6.15

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Performance Availability Website Address [Text]	capitalgroup.com
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class F-2 shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 12.89% (quarter ended June 30, 2020)

Lowest -12.69% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2024, was 13.33%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	13.33%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	12.89%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(12.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 — Before taxes	5/18/2012	14.07%	8.90%	6.96%	8.49%
— After taxes on distributions		13.23	7.78	5.95	N/A
— After taxes on distributions and sale of fund shares		8.64	6.87	5.41	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	5/18/2012	7.33%	7.39%	6.09%	7.70%
C	5/18/2012	12.01	7.87	6.08	7.69
F-1	5/18/2012	13.79	8.63	6.68	8.21
F-3	1/27/2017	14.13	9.01	N/A	7.79
529-A (with maximum sales charge)	5/18/2012	9.82	7.86	6.29	7.87
529-C	5/18/2012	11.89	7.81	6.26	7.83
529-E	5/18/2012	13.50	8.38	6.42	7.94
529-F-1	5/18/2012	13.99	8.86	6.89	8.43
529-F-2	10/30/2020	14.03	N/A	N/A	7.53
529-F-3	10/30/2020	14.07	N/A	N/A	7.58
ABLE-A	7/13/2018	9.88	7.95	N/A	5.95
ABLE-F-2	10/30/2020	14.18	N/A	N/A	7.62
R-1	5/18/2012	12.98	7.84	5.89	7.43
R-2	5/18/2012	12.96	7.85	5.90	7.44
R-2E	8/29/2014	13.30	8.14	N/A	6.12
R-3	5/18/2012	13.45	8.32	6.37	7.90
R-4	5/18/2012	13.81	8.65	6.70	8.23
R-5E	11/20/2015	14.04	8.84	N/A	7.39
R-5	5/18/2012	14.12	8.95	7.00	8.54
R-6	5/18/2012	14.17	9.02	7.06	8.59

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	26.29%	15.69%	12.03%	14.04%
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.53	1.10	1.81	1.57
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	15.62	7.08	3.83	6.15

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Performance Availability Website Address [Text]	capitalgroup.com
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class F-2 shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 8.73% (quarter ended June 30, 2020)

Lowest -12.25% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2024, was 11.48%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	11.48%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	8.73%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(12.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 — Before taxes	5/18/2012	9.72%	6.92%	5.67%	6.66%
— After taxes on distributions		7.93	5.31	4.24	N/A
— After taxes on distributions and sale of fund shares		6.14	4.99	4.06	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	5/18/2012	3.22%	5.44%	4.82%	5.88%
C	5/18/2012	7.64	5.90	4.81	5.88
F-1	5/18/2012	9.45	6.63	5.39	6.39
F-3	1/27/2017	9.85	7.02	N/A	6.00
529-A (with maximum sales charge)	5/18/2012	5.56	5.91	5.00	6.04
529-C	5/18/2012	7.66	5.86	4.99	6.02
529-E	5/18/2012	9.20	6.41	5.14	6.13
529-F-1	5/18/2012	9.65	6.89	5.61	6.61
529-F-2	10/30/2020	9.67	N/A	N/A	6.98
529-F-3	10/30/2020	9.70	N/A	N/A	7.02
ABLE-A	7/13/2018	5.79	6.00	N/A	4.74
ABLE-F-2	10/30/2020	9.76	N/A	N/A	7.07
R-1	5/18/2012	8.67	5.88	4.62	5.63
R-2	5/18/2012	8.64	5.89	4.63	5.63
R-2E	8/29/2014	8.98	6.18	N/A	4.75
R-3	5/18/2012	9.11	6.36	5.09	6.09
R-4	5/18/2012	9.48	6.68	5.41	6.42
R-5E	11/20/2015	9.72	6.88	N/A	6.22
R-5	5/18/2012	9.77	6.97	5.71	6.71
R-6	5/18/2012	9.82	7.02	5.78	6.76

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	26.29%	15.69%	12.03%	14.04%
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.53	1.10	1.81	1.57
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	15.62	7.08	3.83	6.15

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Performance Availability Website Address [Text]	capitalgroup.com
American Funds Tax-Aware Conservative Growth and Income Portfolio | American Funds Tax-Aware Conservative Growth and Income Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class F-2 shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 9.39% (quarter ended December 31, 2023)

Lowest -11.36% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2024, was 12.27%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	12.27%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	9.39%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(11.36%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 — Before taxes	5/18/2012	11.97%	7.28%	6.55%	7.49%
— After taxes on distributions		11.23	6.48	5.50	N/A
— After taxes on distributions and sale of fund shares		8.34	5.79	5.02	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	5/18/2012	7.51%	6.22%	5.88%	6.87%
C	5/18/2012	9.95	6.29	5.69	6.70
F-1	5/18/2012	11.77	7.01	6.27	7.22
F-3	1/27/2017	12.09	7.40	N/A	6.82

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	26.29%	15.69%	12.03%	14.04%
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.53	1.10	1.81	1.57
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	15.62	7.08%	3.83	6.15

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Performance Availability Website Address [Text]	capitalgroup.com
American Funds Preservation Portfolio | American Funds Preservation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class F-2 shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 3.48% (quarter ended December 31, 2023)

Lowest -2.82% (quarter ended March 31, 2022)

The fund's total return for the nine months ended September 30, 2024, was 4.68%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	4.68%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	3.48%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(2.82%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the “Previous Primary Benchmark”) to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 — Before taxes	5/18/2012	4.46%	1.58%	1.48%	1.33%
— After taxes on distributions		2.98	0.62	0.69	N/A
— After taxes on distributions and sale of fund shares		2.62	0.81	0.79	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	5/18/2012	1.57%	0.81%	0.97%	0.84%
C	5/18/2012	2.35	0.59	0.65	0.57
F-1	5/18/2012	4.18	1.31	1.22	1.07
F-3	1/27/2017	4.47	1.69	N/A	1.56
529-A (with maximum sales charge)	5/18/2012	1.48	0.81	0.94	0.81
529-C	5/18/2012	2.40	0.56	0.81	0.71
529-E	5/18/2012	3.96	1.09	0.97	0.81
529-F-1	5/18/2012	4.26	1.52	1.41	1.26
529-F-2	10/30/2020	4.49	N/A	N/A	–0.49
529-F-3	10/30/2020	4.51	N/A	N/A	–0.46
ABLE-A	7/13/2018	1.66	0.91	N/A	1.09
ABLE-F-2	10/30/2020	4.47	N/A	N/A	–0.34
R-1	5/18/2012	3.50	0.57	0.47	0.34
R-2	5/18/2012	3.39	0.59	0.47	0.33
R-2E	8/29/2014	3.62	0.84	N/A	0.73
R-3	5/18/2012	3.93	1.05	0.93	0.78
R-4	5/18/2012	4.24	1.35	1.25	1.10
R-5E	11/20/2015	4.30	1.51	N/A	1.40
R-5	5/18/2012	4.53	1.63	1.53	1.38
R-6	5/18/2012	4.58	1.68	1.59	1.42

Indexes*	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.53%	1.10%	1.81%	1.57%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.65	1.36	1.29	1.21

* Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the “Previous Primary Benchmark”) to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Performance Availability Website Address [Text]	capitalgroup.com
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class F-2 shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 4.29% (quarter ended December 31, 2023)

Lowest -3.71% (quarter ended March 31, 2022)

The fund's total return for the nine months ended September 30, 2024, was 3.00%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	3.00%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	4.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(3.71%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg Municipal Bond 1-7 Year Blend Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 — Before taxes	5/18/2012	3.88%	1.56%	1.90%	1.79%
— After taxes on distributions		3.88	1.53	1.89	N/A
— After taxes on distributions and sale of fund shares		3.22	1.56	1.93	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	5/18/2012	1.06%	0.81%	1.39%	1.30%
C	5/18/2012	1.89	0.63	1.07	1.03
F-1	5/18/2012	3.58	1.27	1.63	1.52
F-3	1/27/2017	3.98	1.66	N/A	1.74

Indexes*	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	3.03%	2.63%
Bloomberg Municipal Bond 1-7 Year Blend Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.08	1.67	1.72	1.62

* Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg Municipal Bond 1-7 Year Blend Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Performance Availability Website Address [Text]	capitalgroup.com